Related Party Transactions (Details Narrative) - USD ($)				3 Months Ended		4 Months Ended	6 Months Ended	10 Months Ended	12 Months Ended
	Jun. 27, 2022	Mar. 24, 2021	Mar. 19, 2021	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2021	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2021	Jun. 28, 2021	Feb. 27, 2021
Related Party Transaction [Line Items]
Common stock purchase price					$ 118,304,911	$ 118,304,911		$ 25,000
Initial public offering percentage							20.00%	20.00%
Price per share				$ 10.00			$ 10.00	$ 10.00	$ 10.00	$ 10.00
Share price per share				10.00			$ 10.00
Proceeds advanced from affiliate	$ 1,150,000						$ 1,150,000	$ 92,737
Repayment of related party debt								92,737
Administrative Support Agreement [Member]
Related Party Transaction [Line Items]
Support Fee								$ 60,000
Related Party Loans [Member]
Related Party Transaction [Line Items]
Price per share				0.10			$ 0.10	$ 0.10	0.10
Share price per share				$ 0.10			$ 0.10	$ 0.10	$ 0.10
Related party - business combination description							If the Company anticipates that it may not be able to consummate a Business Combination by September 28, 2022, the Company may, by resolution of the Company’s board if requested by the Sponsor, extend the period of time to consummate a Business Combination up to one additional time by an additional three months (for a total of up to 18 months to complete a Business Combination from the consummation of the Company’s IPO), subject to the Sponsor depositing additional funds into the Trust Account as set out below.	If the Company anticipates that it may not be able to consummate a Business Combination within 12 months, the Company may, by resolution of the Company’s board if requested by the Sponsor, extend the period of time to consummate a Business Combination up to two times, each by an additional three months (for a total of up to 18 months to complete a Business Combination), subject to the Sponsor depositing additional funds into the Trust Account as set out below. Pursuant to the terms of the Company’s amended and restated certificate of incorporation and the trust agreement entered into between the Company and Continental Stock Transfer & Trust Company, in order for the time available for the Company to consummate the initial Business Combination to be extended, the Sponsor or its affiliates or designees, upon five business days advance notice prior to the applicable deadline, must deposit into the Trust Account $1,150,000 since the underwriters’ over-allotment option is exercised in full ($0.10 per unit), on or prior to the date of the applicable deadline, for each of the available three month extensions, providing a total possible Business Combination period of 18 months at a total payment value of $2,300,000 since the underwriters’ over-allotment option is exercised in full ($0.10 per unit) (the “Extension Loans”). Any such payments would be made in the form of non-interest bearing loans. If the Company completes its initial Business Combination, the Company will, at the option of the Sponsor, repay the Extension Loans out of the proceeds of the Trust Account released to the Company or convert a portion or all of the total loan amount into units at a price of $10.00 per unit, which units will be identical to the Private Placement Units
Related Party Loans [Member] | Over-Allotment Option [Member]
Related Party Transaction [Line Items]
Deposit				$ 1,150,000			$ 1,150,000	$ 1,150,000	$ 1,150,000
Luminous Capital Inc [Member]
Related Party Transaction [Line Items]
Proceeds advanced from affiliate				222,211
Trust account interest income							168,617
Support Fee							10,000		$ 0
Luminous Capital Inc [Member] | Administrative Support Agreement [Member]
Related Party Transaction [Line Items]
Reimbursement of office space, secretarial and administrative support							10,000	$ 10,000
Support Fee				$ 30,000	$ 10,000	$ 10,000	$ 60,000
Working Capital Loans [Member]
Related Party Transaction [Line Items]
Share price per share				$ 10.00			$ 10.00	$ 10.00	$ 10.00
Extension Loans [Member] | Related Party Loans [Member]
Related Party Transaction [Line Items]
Share price per share				10.00			$ 10.00	$ 10.00	$ 10.00
Extension Loans [Member] | Related Party Loans [Member] | Over-Allotment Option [Member]
Related Party Transaction [Line Items]
Total payment							$ 2,300,000	$ 2,300,000
Promissory Note [Member]
Related Party Transaction [Line Items]
Outstaning amount								0	$ 0
Maximum [Member]
Related Party Transaction [Line Items]
Share price per share				$ 5.00			$ 5.00
Maximum [Member] | Working Capital Loans [Member]
Related Party Transaction [Line Items]
Promissory note - related party				$ 1,500,000			$ 1,500,000	$ 1,500,000	$ 1,500,000
Maximum [Member] | Promissory Note [Member]
Related Party Transaction [Line Items]
Promissory note - related party											$ 300,000
Independent Director Three [Member]
Related Party Transaction [Line Items]
Stock issued during period, shares		10,000
Mr Fameree [Member]
Related Party Transaction [Line Items]
Business combination contingent per share			$ 0.009
Chief Financial Officer [Member]
Related Party Transaction [Line Items]
Stock issued during period, shares		10,000
Fair valur of options granted shares							90,000
Fair valur of options granted shares							$ 800,725
Fair valur of options granted per share							$ 8.90
Independent Director One [Member]
Related Party Transaction [Line Items]
Stock issued during period, shares		10,000
Independent Director Two [Member]
Related Party Transaction [Line Items]
Stock issued during period, shares		10,000
Common Class B [Member]
Related Party Transaction [Line Items]
Stock issued during period, shares			2,875,000
Common stock purchase price			$ 25,000
Common Class B [Member] | Sponsor [Member]
Related Party Transaction [Line Items]
Stock issued during period, shares			2,875,000
Common stock purchase price			$ 25,000
Common Class B [Member] | Mr Fameree [Member]
Related Party Transaction [Line Items]
Stock issued during period, shares			90,000
Common Class A [Member]
Related Party Transaction [Line Items]
Price per share				$ 12.50			$ 12.50	$ 12.50	$ 12.50